Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
While the Company’s turnaround has not been linear, particularly given macro environmental and economic events such as the global pandemic, the Company’s executive compensation has been highly correlated with the Company’s performance. Each year the Compensation Committee assesses the performance of the Company over time, the prior year performance, as well as the anticipated performance in the coming year to determine the appropriate level of compensation.
The Pay versus Performance table below shows the strong link between Compensation Actually Paid (“CAP”) and the performance of the Company. The strong correlation between TSR and CAP results from two factors: (i) the role of revenue growth and adjusted diluted net earnings per share in driving the bonus plan payouts; and (ii) the fact that executives do not realize
value from stock options unless stockholders also see an increase in the stock price, which is the sole driver of value for the stock options (as we do not allow for dividend equivalents for unvested stock options). The Company has added PSUs to its annual equity compensation in March 2023. These PSUs will vest based on the relative performance of Company’s TSR compared to an index of similar companies.

					Value of Initial Fixed $100 Investment Based On:

Fiscal Year	Summary Compensation Table (SCT) Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)	Net Income (in $M)	Adjusted Diluted Net Earnings Per Share (5)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$7,764,615	$13,280,569	$2,498,754	$3,900,605	$101.04	$124.22	$64.5	$3.45
2022	$7,835,495	($8,291,607)	$3,060,984	($792,323)	$81.19	$113.92	($80.6)	$2.65
2021	$9,374,480	$23,174,447	$2,345,015	$5,176,896	$128.81	$140.40	$62.5	$3.21
2020	$6,461,620	$8,417,084	$1,706,722	$2,092,471	$101.14	$117.63	$9.5	$2.18

(1)	The PEO and Non-PEO NEOs included in the above compensation reflect the following:

Fiscal Year	PEO	Non-PEO NEOs

2023	Curt R. Hartman	Todd W. Garner, Patrick J. Beyer, Stanley (Bill) W. Peters, Heather L. Cohen,

2022	Curt R. Hartman	Todd W. Garner, Patrick J. Beyer, Stanley (Bill) W. Peters, Heather L. Cohen,

2021	Curt R. Hartman	Todd W. Garner, Patrick J. Beyer, Stanley (Bill) W. Peters, Daniel S. Jonas,

2020	Curt R. Hartman	Todd W. Garner, Patrick J. Beyer, John E. (Jed) Kennedy, Stanley (Bill) W. Peters

(2)
The following table sets forth the adjustments made to the SCT Total for the PEO during each year presented to determine compensation actually paid (CAP) to the PEO, with “fair value” calculated in accordance with Compensation – Stock Compensation Topic 718 of FASB ASC as of the end of the specified period.

Fiscal Year	2020	2021	2022	2023

SCT Total	$6,461,620	$9,374,480	$7,835,495	$7,764,615

Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($4,674,000)	($7,376,003)	($6,340,000)	($5,314,967)

Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$8,622,686	$9,816,627	$2,905,326	$6,768,338

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$980,642	$9,695,332	($13,258,089)	$3,366,155

Fiscal Year	2020	2021	2022	2023

Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($2,973,864)	$1,664,011	$565,661	$696,428

Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0

Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0	$0

Compensation Actually Paid	$8,417,084	$23,174,447	($8,291,607)	$13,280,569

(3)
The following table sets forth the adjustments made to the SCT Total for
Non-PEO
NEOs during each year presented to determine compensation actually paid (CAP) to
Non-PEO
NEOs, with “fair value” calculated in accordance with Compensation – Stock Compensation Topic 718 of FASB ASC as of the end of the specified period.

Fiscal Year	2020	2021	2022	2023

SCT Total	$1,706,722	$2,345,015	$3,060,984	$2,498,754

Exclusion of Change in Pension Value	$0	$0	$0	($1,608)

Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($968,563)	($1,475,201)	($2,257,040)	($1,374,971)

Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,701,547	$1,963,325	$1,034,296	$1,737,855

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$184,123	$2,034,891	($2,739,248)	$882,023

Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($531,358)	$308,866	$108,685	$158,552

Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0

Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0	$0

Compensation Actually Paid	$2,092,471	$5,176,896	($792,323)	$3,900,605

(4)
Pursuant to SEC rules, each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 31, 2019. The Peer Group referenced for purposes of TSR comparisons reflects the group of companies in the S&P 500 Health Care Equipment Index, which is the industry peer group as reflected in our Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K
for the fiscal year ended December 31, 2023.

(5)
Adjusted diluted net earnings per share (“EPS”) is a financial measure that the Company believes is an important performance measure to link compensation actually paid to our PEO and non-PEO
NEOs to the Company’s performance. Adjusted diluted net EPS is a non-GAAP
measure. Refer to the “GAAP to
Non-GAAP
Reconciliations” section for the most directly comparable GAAP measure, GAAP diluted earnings (loss) per share.

Company Selected Measure Name	Adjusted diluted net earnings per share
Named Executive Officers, Footnote
(1)	The PEO and Non-PEO NEOs included in the above compensation reflect the following:

Fiscal Year	PEO	Non-PEO NEOs

2023	Curt R. Hartman	Todd W. Garner, Patrick J. Beyer, Stanley (Bill) W. Peters, Heather L. Cohen,

2022	Curt R. Hartman	Todd W. Garner, Patrick J. Beyer, Stanley (Bill) W. Peters, Heather L. Cohen,

2021	Curt R. Hartman	Todd W. Garner, Patrick J. Beyer, Stanley (Bill) W. Peters, Daniel S. Jonas,

2020	Curt R. Hartman	Todd W. Garner, Patrick J. Beyer, John E. (Jed) Kennedy, Stanley (Bill) W. Peters

Peer Group Issuers, Footnote	Pursuant to SEC rules, each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 31, 2019. The Peer Group referenced for purposes of TSR comparisons reflects the group of companies in the S&P 500 Health Care Equipment Index, which is the industry peer group as reflected in our Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K
	for the fiscal year ended December 31, 2023.
PEO Total Compensation Amount	$ 7,764,615	$ 7,835,495	$ 9,374,480	$ 6,461,620
PEO Actually Paid Compensation Amount	$ 13,280,569	(8,291,607)	23,174,447	8,417,084
Adjustment To PEO Compensation, Footnote
(2)
The following table sets forth the adjustments made to the SCT Total for the PEO during each year presented to determine compensation actually paid (CAP) to the PEO, with “fair value” calculated in accordance with Compensation – Stock Compensation Topic 718 of FASB ASC as of the end of the specified period.

Fiscal Year	2020	2021	2022	2023

SCT Total	$6,461,620	$9,374,480	$7,835,495	$7,764,615

Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($4,674,000)	($7,376,003)	($6,340,000)	($5,314,967)

Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$8,622,686	$9,816,627	$2,905,326	$6,768,338

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$980,642	$9,695,332	($13,258,089)	$3,366,155

Fiscal Year	2020	2021	2022	2023

Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($2,973,864)	$1,664,011	$565,661	$696,428

Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0

Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0	$0

Compensation Actually Paid	$8,417,084	$23,174,447	($8,291,607)	$13,280,569

Non-PEO NEO Average Total Compensation Amount	$ 2,498,754	3,060,984	2,345,015	1,706,722
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,900,605	(792,323)	5,176,896	2,092,471
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table sets forth the adjustments made to the SCT Total for
Non-PEO
NEOs during each year presented to determine compensation actually paid (CAP) to
Non-PEO
NEOs, with “fair value” calculated in accordance with Compensation – Stock Compensation Topic 718 of FASB ASC as of the end of the specified period.

Fiscal Year	2020	2021	2022	2023

SCT Total	$1,706,722	$2,345,015	$3,060,984	$2,498,754

Exclusion of Change in Pension Value	$0	$0	$0	($1,608)

Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($968,563)	($1,475,201)	($2,257,040)	($1,374,971)

Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,701,547	$1,963,325	$1,034,296	$1,737,855

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$184,123	$2,034,891	($2,739,248)	$882,023

Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($531,358)	$308,866	$108,685	$158,552

Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0

Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0	$0

Compensation Actually Paid	$2,092,471	$5,176,896	($792,323)	$3,900,605

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Performance Measures
The table below lists our most important performance measures used to link compensation actually paid to our NEO’s for 2023 to Company performance as further described in the sections titled “2023” Executive Bonus Plan” and “2023 Equity Compensation” of the CD&A.

2023 Most Important Performance Measures (Unranked)
• Revenue	• Free Cash Flow
• Adjusted Diluted Net Earnings per Share	• Three-year relative shareholder return

Total Shareholder Return Amount	$ 101.04	81.19	128.81	101.14
Peer Group Total Shareholder Return Amount	124.22	113.92	140.4	117.63
Net Income (Loss)	$ 64,500,000	$ (80,600,000)	$ 62,500,000	$ 9,500,000
Company Selected Measure Amount	3.45	2.65	3.21	2.18
PEO Name	Curt R. Hartman
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Diluted Net Earnings per Share
Non-GAAP Measure Description	Adjusted diluted net earnings per share (“EPS”) is a financial measure that the Company believes is an important performance measure to link compensation actually paid to our PEO and non-PEO
NEOs to the Company’s performance. Adjusted diluted net EPS is a non-GAAP
measure. Refer to the “GAAP to
Non-GAAP
	Reconciliations” section for the most directly comparable GAAP measure, GAAP diluted earnings (loss) per share.
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Three-year relative shareholder return
PEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,314,967)	$ (6,340,000)	$ (7,376,003)	$ (4,674,000)
PEO | Fair Value at Fiscal Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,768,338	2,905,326	9,816,627	8,622,686
PEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,366,155	(13,258,089)	9,695,332	980,642
PEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	696,428	565,661	1,664,011	(2,973,864)
PEO | Fair Value as of Prior Fiscal Year End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,374,971)	(2,257,040)	(1,475,201)	(968,563)
Non-PEO NEO | Fair Value at Fiscal Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,737,855	1,034,296	1,963,325	1,701,547
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	882,023	(2,739,248)	2,034,891	184,123
Non-PEO NEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	158,552	108,685	308,866	(531,358)
Non-PEO NEO | Fair Value as of Prior Fiscal Year End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,608)	$ 0	$ 0	$ 0